Subsequent Events (Details) - $ / shares shares in Millions	9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022
Former CEO
Subsequent Event [Line Items]
Number of severance months			18 months
Stock Options
Subsequent Event [Line Items]
Stock option granted, Shares	12.4	11.3
Stock option granted, exercise price	$ 0.41